Derivatives - Summary of Derivatives Designated as Cash Flow Hedges (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended				8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018		Jun. 30, 2018	Mar. 31, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impact of the Swap on the consolidated financial statements
Effective portion of gain recognized in Accumulated other comprehensive income (loss)			$ 3,165		$ 5,096	$ 13,668			$ 12,882	$ (3,842)	$ (2,673)
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net loss									(1,496)	(5,424)	(7,262)
Interest Rate Swap | Cash flow hedge
Impact of the Swap on the consolidated financial statements
Effective portion of gain recognized in Accumulated other comprehensive income (loss)	$ 0	$ 0	3,165				$ 0	$ 21,929	12,882	(3,842)	(2,673)
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net loss	$ 0 [1]	$ 0 [1]	$ 104	[1]			$ 940	$ 1,267	$ (1,496)	(5,424)	(7,262)
Ineffective portion of amount of gain recognized into Net loss on interest rate swaps										$ 88	$ 423

[1]	Amounts are included in Interest expense in the unaudited condensed consolidated statements of operations and comprehensive income (loss).